Brown Advisory Mid-Cap Growth Fund
Schedule of Investments
March 31, 2021 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 95.6%
Communication Services - 11.9%
21,814	Electronic Arts, Inc.	2,952,961
21,548	Liberty Broadband Corp.*	3,127,692
28,997	Match Group, Inc.*	3,983,608
98,873	Pinterest, Inc.*	7,319,568
399,571	Zynga, Inc.*	4,079,620
		21,463,449
Consumer Discretionary - 13.6%
29,757	ACV Auctions, Inc.*	1,029,890
14,897	Bright Horizons Family Solutions, Inc.*	2,554,091
2,306	Chipotle Mexican Grill, Inc.*	3,276,411
8,513	Etsy, Inc.*	1,716,817
5,321	Lululemon Athletica, Inc.*	1,632,004
75,995	National Vision Holdings, Inc.*	3,330,861
15,784	Ross Stores, Inc.	1,892,659
35,736	Shift4 Payments, Inc.*	2,930,709
11,471	Ulta Beauty, Inc.*	3,546,489
8,424	Wayfair, Inc.*	2,651,454
		24,561,385
Consumer Staples - 2.5%
15,696	Brown-Forman Corp.	1,082,553
16,139	Casey's General Stores, Inc.	3,489,091
		4,571,644
Financials - 1.5%
54,890	KKR & Co., Inc.	2,681,377
Health Care - 21.9%
13,668	Ascendis Pharma A/S ADR*	1,761,532
15,696	Biohaven Pharmaceutical Holding Co., Ltd.*	1,072,822
5,143	Bio-Rad Laboratories, Inc.*	2,937,527
10,375	Blueprint Medicines Corp.*	1,008,761
28,850	Bruker Corp.	1,854,478
35,115	Catalent, Inc.*	3,697,961
12,681	Charles River Laboratories International, Inc.*	3,675,335
2,332	Cooper Companies, Inc.	895,698
4,522	DexCom, Inc.*	1,625,162
59,235	Edwards Lifesciences Corp.*	4,954,415
23,676	HealthEquity, Inc.*	1,609,968
12,947	Inari Medical, Inc.*	1,385,329
53,294	Oak Street Health, Inc.*	2,892,265
14,720	Teleflex, Inc.	6,115,570
15,341	Veeva Systems, Inc.*	4,007,683
		39,494,506
Industrials - 12.7%
4,522	Cintas Corp.	1,543,404
109,869	IAA, Inc.*	6,058,177
9,222	IDEX Corp.	1,930,349
10,641	SiteOne Landscape Supply, Inc.*	1,816,844
27,933	TransUnion	2,513,970
19,154	Verisk Analytics, Inc.	3,384,320
44,072	Waste Connections, Inc.	4,758,895
7,184	Woodward, Inc.	866,606
		22,872,565
Information Technology - 26.8%
12,858	Autodesk, Inc.*	3,563,595
26,514	Booz Allen Hamilton Holding Corp.	2,135,172
101,267	Dynatrace, Inc.*	4,885,120
8,069	Fair Isaac Corp.*	3,921,937
87,966	Genpact, Ltd.	3,766,704
81,759	GoDaddy, Inc.*	6,346,134
15,962	Guidewire Software, Inc.*	1,622,218
8,335	Jack Henry & Associates, Inc.	1,264,586
12,326	KLA Corp.	4,072,510
110,933	Marvell Technology Group, Ltd.	5,433,498
42,509	Mimecast, Ltd.*	1,709,287
15,075	NXP Semiconductors NV	3,035,201
4,611	Twilio, Inc.*	1,571,244
12,681	WEX, Inc.*	2,653,119
26,966	Workiva, Inc.*	2,380,019
		48,360,344
Materials - 4.7%
57,373	Ball Corp.	4,861,788
32,189	FMC Corp.	3,560,425
		8,422,213
Total Common Stocks (Cost $124,214,141)		172,427,483

Real Estate Investment Trusts - 2.0%
12,858	SBA Communications Corp.	3,568,738
Total Real Estate Investment Trusts (Cost $3,030,844)		3,568,738

Short-Term Investments - 2.4%
Money Market Funds - 2.4%
4,377,315	First American Government Obligations Fund - Class Z, 0.03%#	4,377,315
Total Short-Term Investments (Cost $4,377,315)		4,377,315
Total Investments - 100.0% (Cost $131,622,300)		180,373,536
Liabilities in Excess of Other Assets - (0.0)%		(73,680)
NET ASSETS - 100.0%		$180,299,856

* Non-Income Producing
ADR - American Depositary Receipt
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.